Leases - Summary of Lease Asset and Liability (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Right-of-use Assets	$ 268,813	$ 201,215
Buildings [member]
Disclosure of fair value measurement of assets [line items]
Right-of-use Assets	$ 268,813	$ 201,215